Financial assets, liabilities and financial results (telecom activities) - Profit and losses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	€ 48	€ (3)	€ (1)
Foreign exchange gain (loss)	(97)	65	(103)
Finance costs, net	(920)	(782)	(1,314)
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(779)	(830)	(1,100)
Gains (losses) on assets contributing to net financial debt	48	(3)	(1)
Costs of net financial debt	(731)	(833)	(1,102)
Foreign exchange gain (loss)	(97)	65	(103)
Other net financial expenses	(92)	(14)	(110)
Finance costs, net	(920)	(782)	(1,314)
Other comprehensive income	178	332	116
Operating segments [member] | Telecom activities, operating segment [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on assets contributing to net financial debt	48	(3)	(1)
Costs of net financial debt	48	(3)	(1)
Foreign exchange gain (loss)	(38)	47	(151)
Other net financial expenses	55	75	39
Other comprehensive income	(110)	11	94
Operating segments [member] | Telecom activities, operating segment [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	(1,023)	(1,018)	(1,152)
Costs of net financial debt	(1,023)	(1,018)	(1,152)
Foreign exchange gain (loss)	(196)	(637)	623
Other net financial expenses	0	0
Operating segments [member] | Telecom activities, operating segment [member] | Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	(145)	(120)	(120)
Operating segments [member] | Telecom activities, operating segment [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Costs of gross financial debt	245	188	52
Costs of net financial debt	245	188	52
Foreign exchange gain (loss)	137	655	(576)
Other net financial expenses	0	0
Other comprehensive income	288	322	22
Operating segments [member] | Telecom activities, operating segment [member] | Discounting expense [member]
Disclosure of detailed information about financial instruments [line items]
Other net financial expenses	€ (3)	€ 31	€ (29)